AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 26, 2016

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 229	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 230	☒

(Check appropriate box or boxes)

POWERSHARES ACTIVELY MANAGED

EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700,

Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700,

Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With a copy to:

Alan P. Goldberg, Esquire

K&L Gates LLP

70 W. Madison St., Suite 3100

Chicago, Illinois 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 27, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on [date] pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 229 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating March 27, 2016 as the new effective date for Post-Effective Amendment No. 205 to the Trust’s Registration Statement, which was filed on September 4, 2015 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 212, 216, 220, 224 and 225 to the Trust’s Registration Statement filed on November 17, 2015, December 16, 2015, January 14, 2016, January 28, 2016 and February 11, 2016. This Amendment relates solely to PowerShares Variable Rate Investment Grade Portfolio, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 205 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 26th day of February, 2016.

PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Daniel E. Draper
Daniel E. Draper
Title:	President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper Daniel E. Draper	President	February 26, 2016

/s/ Steven M. Hill Steven M. Hill	Treasurer	February 26, 2016

/s/ Anna Paglia Anna Paglia	Secretary	February 26, 2016

*/s/ Ronn R. Bagge Ronn R. Bagge	Trustee	February 26, 2016

*/s/ Todd J. Barre Todd J. Barre	Trustee	February 26, 2016

*/s/ Kevin M. Carome Kevin M. Carome	Trustee	February 26, 2016

*/s/ Marc M. Kole Marc M. Kole	Trustee	February 26, 2016

*/s/ Yung Bong Lim Yung Bong Lim	Trustee	February 26, 2016

*/s/ Philip M. Nussbaum Philip M. Nussbaum	Trustee	February 26, 2016

*/s/ Gary R. Wicker Gary R. Wicker	Trustee	February 26, 2016

*/s/ Donald H. Wilson Donald H. Wilson	Chairman and Trustee	February 26, 2016

*By: /s/ Anna Paglia Anna Paglia Attorney-In-Fact		February 26, 2016

*	Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment Nos. 27 and 89 to the Trust’s Registration Statement, which are incorporated by reference herein.

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